UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 21.5%
Banks — 3.6%
Bank of America Corp.
$975,000	7.400%	01/15/11	$1,016,863
Citigroup, Inc.
1,050,000	4.125	02/22/10	1,040,277
325,000	5.250	02/27/12	319,781
JPMorgan Chase & Co.
725,000	6.500	01/15/09	729,133
1,550,000	7.875	06/15/10	1,622,190
Keybank National Association
1,100,000	7.300	05/01/11	1,076,440
National Australia Bank Ltd.(a)
875,000	8.600	05/19/10	936,371
Union Planters Corp.
1,500,000	7.750	03/01/11	1,533,340
Wachovia Bank NA
250,000	5.800	12/01/08	251,812
Wells Fargo & Co.
500,000	3.120 (a)	08/15/08	499,339
400,000	4.375	01/31/13	387,323
Wells Fargo Bank NA
525,000	7.550	06/21/10	553,716

			9,966,585

Brokerage — 1.1%
Credit Suisse First Boston Mortgage Securities, Inc.
250,000	4.125	01/15/10	248,147
Lehman Brothers Holdings, Inc.(b)
1,575,000	2.778	05/25/10	1,458,923
Morgan Stanley & Co.
1,350,000	4.000	01/15/10	1,317,998

			3,025,068

Captive Financial — 0.7%
American Express Centurion Bank
1,250,000	5.200	11/26/10	1,247,753
Caterpillar Financial Services Corp.
725,000	4.850	12/07/12	722,852

			1,970,605

Construction Machinery — 0.7%
John Deere Capital Corp.
2,000,000	5.400	04/07/10	2,047,410

Electric(a) — 0.3%
Pacific Gas & Electric Co.
725,000	4.200	03/01/11	718,920

Energy(a) — 0.1%
Conoco Funding Co.
275,000	6.350	10/15/11	290,828

Food and Beverage(a) — 0.5%
Kellogg Co.
1,375,000	5.125	12/03/12	1,393,084

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care Services(a) — 0.5%
UnitedHealth Group, Inc.
$1,400,000	5.125%	11/15/10	$1,386,564

Life Insurance — 5.8%
AXA Financial, Inc.(a)
2,125,000	7.750	08/01/10	2,233,620
Genworth Financial, Inc.
2,000,000	5.231	05/16/09	2,009,748
ING Security Life Institutional Funding(c)
2,500,000	4.250	01/15/10	2,482,433
Monumental Global Funding II
800,000	3.900	06/15/09	789,774
750,000	4.375	07/30/09	743,762
Nationwide Life Global Funding I(c)
1,175,000	5.450	10/02/12	1,208,116
Principal Financial Group Australia(a)(c)
550,000	8.200	08/15/09	568,294
Protective Life Secured Trusts
350,000	3.700	11/24/08	348,820
Prudential Financial, Inc.
3,625,000	5.800	06/15/12	3,697,192
TIAA Global Markets, Inc.(a)
1,900,000	5.125	10/10/12	1,933,505

			16,015,264

Media(a) — 0.4%
The Walt Disney Co.
1,100,000	4.700	12/01/12	1,106,922

Noncaptive-Financial — 4.5%
American General Finance Corp.
1,500,000	4.875	05/15/10	1,475,221
1,000,000	4.000	03/15/11	929,946
Countrywide Home Loans, Inc.
1,025,000	4.000	03/22/11	937,875
General Electric Capital Corp.
550,000	4.125	09/01/09	550,886
1,400,000	5.200	02/01/11	1,435,808
HSBC Finance Corp.
7,000,000	4.125	11/16/09	6,930,365

			12,260,101

Real Estate Investment Trust(a) — 1.2%
Simon Property Group LP
1,522,000	4.875	03/18/10	1,509,812
Westfield Capital Corp. Ltd.(c)
1,825,000	4.375	11/15/10	1,790,982

			3,300,794

Wireless Telecommunications(a) — 0.3%
Vodafone Group PLC
575,000	7.750	02/15/10	600,856
200,000	5.350	02/27/12	199,717

			800,573

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — 1.8%
Ameritech Capital Funding
$375,000	6.250%	05/18/09	$380,205
AT&T, Inc.(a)
1,375,000	4.125	09/15/09	1,375,679
Deutsche Telekom International Finance BV
370,000	3.875 (a)	07/22/08	369,978
1,500,000	8.500	06/15/10	1,586,835
Verizon Global Funding Corp.(a)
1,225,000	7.250	12/01/10	1,300,521

			5,013,218

TOTAL CORPORATE BONDS			$59,295,936

Foreign Debt Obligation — 2.2%
Supranational — 2.2%
European Investment Bank
$6,200,000	3.125%	07/15/11	$6,142,383

Agency Debentures — 8.1%
FHLB
$12,000,000	5.250%	01/16/09	$12,155,028
FNMA
6,000,000	5.125 (d)	09/02/08	6,025,422
4,100,000	5.080	05/14/10	4,177,806

TOTAL AGENCY DEBENTURES			$22,358,256

Asset-Backed Securities — 10.2%
Autos — 5.9%
AmeriCredit Automobile Receivables Trust Series 2005-DA, Class A3
$198,976	4.870%	12/06/10	$198,197
AmeriCredit Automobile Receivables Trust Series 2006-AF, Class A3
1,206,640	5.560	09/06/11	1,212,658
Banc of America Securities Auto Trust Series 2006-G1, Class A3
353,706	5.180	06/18/10	355,751
Capital Auto Receivables Asset Trust Series 2007-3, Class A3A
2,000,000	5.020	09/15/11	2,030,208
Capital One Auto Finance Trust Series 2006-A, Class A3
1,227,130	5.330	11/15/10	1,220,278
Capital One Prime Auto Receivables Trust Series 2007-2, Class A3
2,000,000	4.890	01/17/12	2,010,960
Carmax Auto Owner Trust Series 2005-2, Class A3
74,920	4.210	01/15/10	75,051
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4
625,000	5.110	04/15/14	630,813
Daimler Chrysler Auto Trust Series 2006-D, Class A3
495,007	4.980	02/08/11	499,824
Ford Credit Auto Owner Trust Series 2005-C, Class A3
20,118	4.300	08/15/09	20,132
Harley-Davidson Motorcycle Trust Series 2006-2, Class A2
750,000	5.350	03/15/13	762,535

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Autos — (continued)
Household Automotive Trust Series 2005-2, Class A3
$96,560	4.370%	05/17/10	$96,864
Long Beach Auto Receivables Trust Series 2005-A, Class A3
52,011	4.080	06/15/10	52,001
Long Beach Auto Receivables Trust Series 2006-A, Class A4
2,500,000	5.500	05/15/13	2,514,620
National City Auto Receivables Trust Series 2004-A, Class A4
84,513	2.880	05/15/11	84,531
Nissan Auto Receivables Owner Trust Series 2006-B, Class A3
144,686	5.160	02/15/10	145,640
Nissan Auto Receivables Owner Trust Series 2007-B, Class A3
1,500,000	5.030	05/16/11	1,509,441
USAA Auto Owner Trust Series 2007-2, Class A3
2,500,000	4.900	02/15/12	2,532,792
World Omni Auto Receivables Trust Series 2005-A, Class A4
407,712	3.820	11/14/11	408,837

			16,361,133

Credit Card — 3.7%
Bank of America Credit Card Trust Series 2006-A16, Class A16
425,000	4.720	05/15/13	428,952
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9
5,600,000	4.950	08/15/12	5,659,012
Chase Issuance Trust Series 2007-A15, Class A
2,500,000	4.960	09/17/12	2,539,680
Citibank Credit Card Issuance Trust Series 2005-B1, Class B1
750,000	4.400	09/15/10	751,925
MBNA Credit Card Master Note Trust Series 2005-A7, Class A7
750,000	4.300	02/15/11	752,094

			10,131,663

Home Equity(b) — 0.4%
Aegis Asset Backed Securities Trust Series 2006-1, Class A1
166,977	2.563	01/25/37	160,402
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
43,859	6.745	06/25/28	34,836
Centex Home Equity Series 2004-D, Class MV3
750,000	3.483	09/25/34	614,651
Countrywide Asset-Backed Certificates Series 2006-20, Class 2A1
207,489	2.533	04/25/47	202,338
Fremont Home Loan Trust Series 2005-E, Class 2A2
15,372	2.653	01/25/36	15,333
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
83,562	3.983	05/25/34	41,781

			1,069,341

Manufactured Housing — 0.1%
CNH Equipment Trust Series 2006-A, Class A3
339,093	5.200	08/16/10	340,732
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
108,454	4.350	05/15/14	75,240

			415,972

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan — 0.1%
GCO Slims Trust Series 2006-1A Class Note
$289,664	5.720%	03/01/22	$292,509

TOTAL ASSET-BACKED SECURITIES			$28,270,618

Commercial Paper — 11.6%
Amstel Funding Corp.
$8,000,000	2.480%	07/08/08	$7,995,598
Cancara Asset Securitization LLC
8,000,000	2.490	07/09/08	7,995,022
Newport Funding Corp.
8,000,000	2.440	07/07/08	7,996,200
Sheffield Receivables Corp.
8,000,000	2.340	07/07/08	7,996,360

TOTAL COMMERCIAL PAPER			$31,983,180

U.S. Treasury Obligation — 1.3%
United States Treasury Inflation Protected Securities
$3,405,038	3.875%	01/15/09	$3,514,105

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND
SECURITIES LENDING COLLATERAL — 54.9%			$151,564,478

Repurchase Agreement(f) — 44.8%
Joint Repurchase Agreement Account II
$123,500,000	2.666%	07/01/08	$123,500,000
Maturity Value: $123,509,146

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 1.2%
State Street Navigator Securities Lending Prime Portfolio
3,433,573	2.660%	$3,433,573

TOTAL INVESTMENTS — 100.9%		$278,498,051

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(2,528,736)

NET ASSETS — 100.0%		$275,969,315

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,049,825, which represents approximately 2.2% of net assets as of June 30, 2008.
(d) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(e) All or a portion of security is on loan.
(f) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	101	September 2008	$24,510,175	$(161,868)
Eurodollars	65	December 2008	15,733,250	(31,096)
Eurodollars	15	March 2009	3,625,500	(8,863)
Eurodollars	(60)	June 2009	(14,470,500)	122,895
Eurodollars	(60)	September 2009	(14,432,250)	132,596
Eurodollars	(60)	December 2009	(14,390,250)	138,302
Eurodollars	(60)	March 2010	(14,361,750)	141,291
Federal Funds	17	August 2008	6,937,972	7,923
Federal Funds	16	September 2008	6,525,189	12,358
2 Year U.S. Treasury Notes	171	September 2008	36,115,734	88,223
5 Year U.S. Treasury Notes	(25)	September 2008	(2,763,867)	(9,578)

TOTAL				$432,183

INTEREST RATE SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:

Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.	$18,400(a)	07/02/13	3 month LIBOR	4.283%	$—

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2008.
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$278,563,610

Gross unrealized gain	727,024
Gross unrealized loss	(792,583)

Net unrealized security loss	$(65,559)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 82.2%
Collateralized Mortgage Obligations — 7.7%
Adjustable Rate Non-Agency(a) — 6.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$124,220	4.996%	04/25/35	$117,367
American Home Mortgage Assets Series 2006-3, Class 1A1
1,673,178	4.498	10/25/46	1,266,512
Banc of America Funding Corp. Series 2007-D, Class 1A5
2,300,000	2.762	06/20/47	1,101,333
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
39,498	5.764	08/25/33	36,394
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
535,037	5.077	06/25/35	508,619
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
2,445,146	4.821	02/25/37	2,399,406
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
847,101	4.170	02/25/37	826,905
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
1,676,413	4.606	02/25/37	1,632,332
Countrywide Alternative Loan Trust Series 2005-38, Class A1
712,720	5.028	09/25/35	552,518
Countrywide Home Loan Trust Series 2003-37, Class 1A1
54,172	7.171	08/25/33	48,652
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
189,000	4.544	11/20/34	163,371
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
2,406,695	4.903	08/20/35	1,942,064
Countrywide Home Loan Trust Series 2006-HYB1, Class 3A1
2,429,637	5.270	03/20/36	1,885,098
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
165,159	6.631	03/25/33	158,902
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
83,976	4.750	12/25/34	82,598
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
910,993	2.793	11/19/35	712,514
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
2,147,869	5.741	12/19/35	1,617,580
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
807,535	2.723	01/19/36	638,210
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
497,516	5.366	08/25/35	411,719
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
1,972,326	5.431	09/25/35	1,465,926
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
631,122	5.065	07/25/35	620,250
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
1,767,397	4.203	07/25/35	1,735,742
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
1,609,561	4.741	07/25/35	1,581,843
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
846,216	4.070	07/25/35	830,629

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
$1,622,799	4.766%	07/25/35	$1,593,580
Lehman XS Trust Series 2007-04N, Class 3A2A
3,580,518	4.544	03/25/47	2,583,823
Luminent Mortgage Trust Series 2006-5, Class A1A
1,326,306	2.673	07/25/36	976,481
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
52,983	2.863	11/25/34	45,489
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,511,350	2.858	11/25/29	1,352,351
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
2,839,282	4.528	01/25/46	2,187,701
Residential Accredit Loans, Inc. Series 2005-QA10, Class A31
7,785,614	5.599	09/25/35	6,190,664
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
2,251,779	5.180	09/25/35	2,068,118
Sequoia Mortgage Trust Series 2004-09, Class A2
869,913	2.743	10/20/34	815,281
Structured Adjustable Rate Mortgage Loan Trust Series 2004-01, Class 3A3
50,161	6.863	02/25/34	43,715
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
308,873	5.423	05/25/34	235,165
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
245,839	4.380	05/25/34	219,578
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
97,204	5.250	09/25/34	83,906
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
443,036	5.450	11/25/34	377,668
Structured Adjustable Rate Mortgage Loan Trust Series 2007-09, Class 1A1
10,709,065	6.000	10/25/37	7,979,454
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
851,639	4.995	07/25/33	788,377
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
1,196,320	4.700	11/25/33	1,151,167
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
318,926	4.243	06/25/34	311,031
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
5,726,695	5.034	04/25/35	5,368,564

			56,708,597

Interest Only(b) — 0.0%
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
693,699	0.359	10/25/33	243
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
64,423	5.500	06/25/33	1,781

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — (continued)
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
$143,861	0.000%	07/25/33	$—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
184,404	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(a)(c)
2,953,416	0.000	06/25/34	83,379
FNMA REMIC Series 2004-62, Class DI(a)(c)
1,340,131	0.000	07/25/33	60,308
FNMA REMIC Series 2004-71, Class DI(a)(c)
2,344,599	0.000	04/25/34	72,536
FNMA Series 151, Class 2
20,822	9.500	07/25/22	5,201
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
63,026	0.120	08/25/33	310
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
23,752	0.320	07/25/33	217
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
4,306,951	0.476	02/25/34	6,891

			230,866

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
73,921	18.456	10/16/31	84,632
GNMA Series 2001-51, Class SA
58,412	21.791	10/16/31	70,641
GNMA Series 2001-51, Class SB
73,301	18.456	10/16/31	83,967
GNMA Series 2001-59, Class SA
64,564	18.293	11/16/24	77,134
GNMA Series 2002-13, Class SB
248,575	26.034	02/16/32	325,355

			641,729

Principal Only(d) — 0.0%
FNMA REMIC Trust Series G-35, Class N
18,226	0.000	10/25/21	14,977

Regular Floater(a) — 0.2%
BCAP LLC Trust Series 2006-RR1, Class CF
1,472,375	3.123	11/25/36	1,301,761
FHLMC REMIC Series 1760, Class ZB
214,801	3.260	05/15/24	210,567

			1,512,328

Sequential Fixed Rate — 1.4%
FHLMC REMIC Series 2329, Class ZA
3,974,500	6.500	06/15/31	4,175,905
FHLMC REMIC Series 2590, Class NV
2,000,000	5.000	03/15/18	2,003,290
FNMA REMIC Series 2001-53, Class GH
522,625	8.000	09/25/16	562,379

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
GNMA 2002-42 Class KZ
$6,730,608	6.000%	06/16/32	$6,900,999

			13,642,573

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$72,751,070

Commercial Mortgage-Backed Securities — 5.5%
Interest Only(a)(b)(e) — 0.2%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
16,299,399	1.143	03/13/40	450,672
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
9,430,099	1.697	05/15/38	273,237
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
18,087,782	0.964	01/15/38	372,883
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
19,024,516	1.615	02/11/36	592,237

			1,689,029

Sequential Fixed Rate — 5.3%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4(a)
10,000,000	5.180	09/10/47	9,454,634
Banc of America Funding Corp. Series 2007-8, Class 2A1
6,770,267	7.000	10/25/37	6,414,828
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
10,000,000	5.225	07/15/44	9,460,560
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
9,289,279	7.202	10/15/32	9,625,903
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
8,000,000	6.278	11/15/39	8,161,482
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4
2,000,000	5.424	02/15/40	1,860,402
Morgan Stanley Capital I Series 2007-T25, Class A3
5,000,000	5.514	11/12/49	4,723,025

			49,700,834

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$51,389,863

Federal Agencies — 69.0%
Adjustable Rate FHLMC(a) — 1.0%
327,186	6.844	11/01/32	326,783
5,109,700	3.472	09/01/33	5,144,832
4,200,442	4.582	08/01/35	4,235,322

			9,706,937

Adjustable Rate FNMA(a) — 3.2%
65,788	6.994	06/01/32	65,890
1,026,524	4.714	11/01/32	1,040,742
1,181,396	4.818	12/01/32	1,194,773

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$6,254,416	4.211%	05/01/33	$6,245,785
98,613	4.489	06/01/33	99,324
5,667,071	4.086	10/01/33	5,640,033
5,058,241	4.431	02/01/35	5,098,911
5,860,523	4.807	09/01/35	5,932,573
4,530,576	5.247	06/01/37	4,594,090

			29,912,121

Adjustable Rate GNMA(a) — 1.0%
190,944	6.375	06/20/23	193,444
85,193	5.625	07/20/23	85,970
86,900	5.625	08/20/23	87,692
237,360	5.625	09/20/23	239,526
66,568	5.375	03/20/24	67,430
608,493	6.375	04/20/24	616,390
72,171	6.375	05/20/24	73,097
603,853	6.375	06/20/24	611,846
329,045	5.625	07/20/24	332,121
461,195	5.625	08/20/24	465,489
149,540	5.625	09/20/24	150,918
169,050	5.125	11/20/24	170,385
146,755	5.125	12/20/24	147,927
123,221	5.375	01/20/25	124,866
58,407	5.375	02/20/25	59,152
205,533	6.375	05/20/25	208,249
147,691	5.625	07/20/25	149,084
80,337	5.375	02/20/26	81,345
3,996	5.625	07/20/26	4,032
229,148	5.375	01/20/27	232,096
74,860	5.375	02/20/27	75,834
640,576	6.375	04/20/27	648,831
72,735	6.375	05/20/27	73,633
70,934	6.375	06/20/27	71,820
23,564	5.125	11/20/27	23,734
87,593	5.125	12/20/27	88,238
191,636	5.375	01/20/28	194,137
67,205	5.250	02/20/28	67,940
73,514	5.375	03/20/28	74,445
418,084	5.625	07/20/29	421,100
153,323	5.625	08/20/29	154,370
58,334	5.625	09/20/29	58,760
194,896	5.125	10/20/29	196,013
267,155	5.125	11/20/29	268,790
65,219	5.125	12/20/29	65,609
87,834	5.250	01/20/30	88,674
43,429	5.250	02/20/30	43,845
165,101	5.250	03/20/30	166,661
276,323	6.375	04/20/30	279,521
680,573	6.375	05/20/30	688,476
67,661	6.375	06/20/30	68,412
560,933	5.625	07/20/30	565,289
85,839	5.625	09/20/30	86,506
170,111	4.875	10/20/30	170,582
342,225	5.000	03/20/32	344,163

			9,086,442

FHLMC — 14.6%
1,048,633	5.500	12/01/08	1,056,944
32,767	7.000	06/01/09	33,557

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$776,334	6.500%	12/01/13	$804,581
32,250	4.000	02/01/14	30,717
21,086	6.500	02/01/14	21,853
523,454	4.000	03/01/14	498,570
104,761	4.000	04/01/14	99,781
3,282,108	7.500	11/01/14	3,453,103
5,801	7.000	02/01/15	6,087
1,488,038	5.500	07/01/15	1,512,422
139,835	8.000	07/01/15	148,257
16,706	7.000	01/01/16	17,550
76,398	7.000	02/01/16	80,254
46,466	7.000	09/01/17	49,219
29,880	7.000	10/01/17	31,651
523,411	4.500	05/01/18	514,017
355,770	5.500	05/01/18	361,237
125,191	4.500	06/01/18	122,945
2,254,251	5.500	06/01/18	2,288,887
481,691	4.500	09/01/18	473,046
366,278	4.500	10/01/18	359,706
42,131	10.000	10/01/18	47,003
378,016	4.500	11/01/18	371,232
9,371,955	4.500	12/01/18	9,203,765
1,842,461	5.000	12/01/18	1,841,934
139,341	4.500	01/01/19	136,841
276,276	4.500	03/01/19	270,725
6,746,866	4.500	06/01/19	6,625,786
542,349	5.000	06/01/19	539,728
5,413,412	5.000	11/01/19	5,395,240
746,809	4.500	02/01/20	730,174
71,429	10.000	07/01/20	80,598
89,804	10.000	10/01/20	101,947
306,693	6.500	07/01/21	316,034
22,486	6.500	08/01/22	23,173
171,760	9.000	10/01/22	190,769
1,499,334	4.500	10/01/23	1,410,127
11,863	7.500	03/01/27	12,887
767,321	6.500	07/01/28	787,913
4,733,655	6.500	12/01/29	4,926,785
12,080	8.000	07/01/30	12,767
49,488	7.500	12/01/30	52,705
6,011	7.500	01/01/31	6,402
297,343	7.000	04/01/31	314,970
207,874	6.500	07/01/31	216,355
1,627,815	6.000	05/01/33	1,652,410
2,230,414	6.000	10/01/34	2,261,735
4,272,562	4.500	10/01/35	3,961,705
291,038	5.000	11/01/35	279,857
4,776,795	5.500	11/01/35	4,720,284
928,073	5.000	12/01/35	892,417
2,851,240	5.000	03/01/36	2,741,701
23,752,226	5.500	03/01/36	23,438,475
2,418,638	5.000	04/01/36	2,325,719
3,696,069	5.500	05/01/36	3,646,981
4,090,104	5.000	06/01/36	3,934,973
3,817,610	5.500	03/01/37	3,763,539
3,389,520	7.000	11/01/37	3,554,635
30,028,471	5.500	02/01/38	29,603,156
5,000,004	5.500	05/01/38	4,930,472

			137,288,303

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 42.8%
$1,713,998	6.039%	12/01/08	$1,719,859
23,112	5.500	01/01/09	23,319
985	6.500	02/01/09	1,027
474,034	5.500	05/01/09	481,875
50,357	5.500	06/01/09	50,559
352,079	4.500	03/01/13	350,928
160,653	4.500	05/01/13	160,053
215,553	4.000	06/01/13	212,469
346,532	4.500	06/01/13	345,148
293,501	4.000	07/01/13	291,945
361,911	4.500	07/01/13	360,374
411,124	4.000	08/01/13	405,083
170,551	4.500	08/01/13	169,782
611,421	4.000	09/01/13	602,186
719,216	4.500	09/01/13	715,785
1,240,471	4.000	10/01/13	1,221,182
69,137	7.000	03/01/14	73,373
616,874	4.000	04/01/14	605,289
2,721,737	5.500	09/01/14	2,766,804
106,699	7.000	03/01/15	111,952
29,955	8.000	01/01/16	31,608
416,635	8.000	11/01/16	453,237
533,229	5.000	11/01/17	534,436
18,257,361	5.000	12/01/17	18,271,710
3,352,347	5.000	01/01/18	3,360,792
1,032,334	5.000	02/01/18	1,032,237
3,814,612	5.000	03/01/18	3,809,804
1,357,711	5.000	04/01/18	1,358,763
514,822	5.000	05/01/18	514,994
7,437,660	4.500	06/01/18	7,306,332
2,022,191	5.000	06/01/18	2,019,682
124,624	5.000	07/01/18	124,467
9,212,789	4.000	08/01/18	8,759,059
89,386	5.000	08/01/18	89,273
679,215	4.500	09/01/18	667,222
1,300,779	5.000	09/01/18	1,301,786
6,896,884	5.000	10/01/18	6,902,225
62,928	5.000	11/01/18	62,849
7,443,990	4.500	12/01/18	7,279,757
1,238,563	5.500	12/01/18	1,257,800
131,994	4.500	01/01/19	129,664
182,276	4.500	03/01/19	179,057
2,574,411	5.000	04/01/19	2,576,405
119,257	4.500	06/01/19	116,710
2,703,563	5.000	06/01/19	2,705,657
429,735	6.500	08/01/19	447,234
3,037,541	6.000	09/01/19	3,125,250
1,131,577	4.500	04/01/20	1,111,597
36,545	9.500	08/01/20	40,687
77,708	9.500	10/01/20	86,516
3,829,212	6.000	12/01/20	3,939,781
3,097,424	5.500	02/01/23	3,081,863
4,101,023	5.500	08/01/23	4,080,999
30,728	6.500	10/01/28	31,976
932,218	6.000	11/01/28	949,222
37,869	6.500	11/01/28	39,399
77,037	7.000	11/01/30	81,403
463,648	7.000	07/01/31	486,531
943,131	5.500	04/01/33	935,155

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$432,490	5.500%	06/01/33	$428,832
7,395,449	5.500	07/01/33	7,307,951
4,738,139	4.500	09/01/33	4,422,715
371,678	5.500	09/01/33	368,534
361,621	5.500	10/01/33	358,563
805,596	5.500	12/01/33	799,287
8,182,324	5.500	01/01/34	8,113,125
10,927	6.500	01/01/34	11,342
4,450,696	5.500	11/01/34	4,404,712
76,057	7.000	05/01/35	79,754
7,766,062	5.000	06/01/35	7,470,133
6,623,468	5.000	07/01/35	6,369,400
168,887	7.000	07/01/35	177,097
1,776,493	5.000	08/01/35	1,708,596
207,442	7.000	08/01/35	217,525
134,728	7.000	10/01/35	141,277
19,317,965	5.000	01/01/36	18,581,845
119,684	7.000	01/01/36	125,485
1,885,967	6.500	09/01/36	1,944,277
32,633	7.000	09/01/36	34,214
1,746,843	5.500	10/01/36	1,724,973
1,871,998	6.500	10/01/36	1,929,877
1,076,575	7.000	10/01/36	1,128,747
2,487,504	6.500	11/01/36	2,564,412
305,633	5.000	01/01/37	293,605
1,285,348	7.000	03/01/37	1,347,637
7,630,615	7.000	04/01/37	8,000,401
517,003	5.000	05/01/37	496,656
7,216,663	5.500	05/01/37	7,122,525
1,433,386	5.500	06/01/37	1,414,687
1,722,660	5.500	07/01/37	1,700,190
3,572,869	7.000	07/01/37	3,749,148
123,828	5.000	08/01/37	118,812
21,633,182	7.000	08/01/37	22,700,083
941,107	7.500	08/01/37	994,007
2,572,582	7.000	09/01/37	2,699,509
2,593,443	6.500	10/01/37	2,673,627
7,025,885	7.000	10/01/37	7,372,531
21,671,985	7.500	10/01/37	22,826,219
158,613	5.500	11/01/37	156,544
7,265,399	6.500	11/01/37	7,484,496
4,967,765	7.000	11/01/37	5,212,867
2,702,973	7.500	11/01/37	2,855,944
996,764	5.000	12/01/37	956,389
2,844,076	5.500	12/01/37	2,806,976
1,805,074	7.000	12/01/37	1,894,134
20,999,986	5.500	01/01/38	20,723,951
1,296,773	5.500	02/01/38	1,279,728
31,391	5.000	03/01/38	30,116
9,018,321	5.500	03/01/38	8,897,123
1,650,790	5.000	04/01/38	1,583,759
8,954,010	5.500	04/01/38	8,827,938
3,999,999	5.000	05/01/38	3,837,578
8,000,002	5.500	05/01/38	7,894,846
348,615	5.000	06/01/38	334,459
40,000,000	5.000	TBA-15yr(f)	38,943,760
7,000,000	5.500	TBA-15yr(f)	6,899,375

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$16,000,000	6.000%		TBA-15yr(f)	$16,140,000
11,000,000	6.500		TBA-15yr(f)	11,323,125

				401,957,549

GNMA — 6.4%
478	9.000		08/15/16	520
302,576	7.000		12/15/27	322,874
47,329	6.500		08/15/28	49,373
577,848	6.000		01/15/29	589,631
62,305	7.000		06/15/29	66,410
295,783	7.000		10/15/29	315,115
6,021,608	5.500		12/15/32	6,019,550
11,496,705	5.000		05/15/33	11,189,191
7,677,519	5.000		06/15/33	7,473,227
23,872,563	5.000		07/15/33	23,244,316
2,949,796	5.000		09/15/33	2,870,895
5,190,172	5.000		03/15/34	5,048,101
3,457,509	5.500		06/15/34	3,450,978

				60,640,181

TOTAL FEDERAL AGENCIES				$648,591,533

TOTAL MORTGAGE-BACKED OBLIGATIONS				$772,732,466

Agency Debentures — 10.4%
FFCB
$6,838,000	4.100%		07/21/08	$6,843,628
10,000,000	4.200		02/23/09	10,088,210
11,000,000	4.450		06/11/09	11,158,191
7,000,000	7.375		02/09/10	7,486,388
9,000,000	4.750		11/06/12	9,257,490
5,100,000	4.875	(g)	12/16/15	5,214,817
FHLB
3,900,000	3.500		02/13/09	3,916,618
1,500,000	7.625		05/14/10	1,615,082
10,000,000	5.375	(g)(h)	06/13/14	10,557,330
8,800,000	5.375	(g)	05/18/16	9,235,633
FNMA
5,000,000	6.625	(g)	09/15/09	5,217,079
4,200,000	5.375		06/12/17	4,390,499
New Valley Generation
3,873,049	4.929		01/15/21	3,858,331
New Valley Generation II
3,162,635	5.572		05/01/20	3,226,191
Small Business Administration
331,504	6.700		12/01/16	339,294
299,155	7.150		03/01/17	309,704
199,143	7.500		04/01/17	207,171
107,236	7.300		05/01/17	111,310
94,314	6.800		08/01/17	97,266
248,536	6.300		05/01/18	254,842
178,504	6.300		06/01/18	183,066

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
Tennessee Valley Authority(g)
$4,000,000	5.375%	04/01/56	$4,092,020

TOTAL AGENCY DEBENTURES			$97,660,160

Asset-Backed Securities — 1.8%
Home Equity — 1.8%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1(a)
$199,001	4.446%	04/25/34	$188,935
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(e)
3,831,350	3.483	10/25/37	3,448,215
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(e)
1,120,000	3.733	10/25/37	728,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(e)
2,200,000	3.933	10/25/37	1,155,000
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2(a)
594,954	2.843	10/25/34	531,495
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
789,454	2.761	02/15/34	479,498
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A(a)
915,185	2.651	05/15/35	444,716
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
948,430	7.000	09/25/37	764,079
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
955,008	7.000	09/25/37	674,794
Household Home Equity Loan Trust Series 2007-3, Class APT(a)
4,022,251	3.682	11/20/36	3,393,148
Impac CMB Trust Series 2004-08, Class 1A(a)
437,971	3.203	10/25/34	174,209
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2(a)
21,324	2.833	08/25/34	16,473
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1(a)
2,525,204	5.379	10/25/35	2,472,806
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3(a)
2,749,561	5.595	07/25/36	2,696,127

			17,167,495

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
221,469	8.330	04/01/30	218,581

TOTAL ASSET-BACKED SECURITIES			$17,386,076

U.S. Treasury Obligations — 4.1%
United States Treasury Bond(g)
$5,800,000	6.625%	02/15/27	$7,269,940
United States Treasury Inflation Protected Securities
11,254,508	2.000 (g)	01/15/26	11,158,665
1,704,400	2.375	01/15/27	1,792,649

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Note(g)
$14,100,000	8.125%	08/15/19	$18,832,312

TOTAL U.S. TREASURY OBLIGATIONS			$39,053,566

Municipal Bonds — 1.5%
New Jersey — 0.3%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425	02/15/29	$2,381,360

New York — 0.6%
Sales Tax Asset Receivable Taxable Series B (FSA)
5,500,000	3.600	10/15/08	5,513,915

Texas(a) — 0.6%
Texas State Turnpike Authority VRDN RB First Tier Series 2002 B (AMBAC)
5,985,000	8.500	08/15/42	5,985,000

TOTAL MUNICIPAL BONDS			$13,880,275

Commercial Paper — 4.8%
Amstel Funding Corp.
$9,000,000	2.980%	09/17/08	$8,941,500
Aspen Funding Corp.
9,000,000	2.780	09/16/08	8,946,100
Atlantis One Funding Corp.
9,000,000	2.780	09/18/08	8,944,700
Chariot Funding LLC
9,000,000	2.700	09/15/08	8,948,320
Ranger Funding Co. LLC
9,000,000	2.780	09/19/08	8,944,000

TOTAL COMMERCIAL PAPER			$44,724,620

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL — 104.8%			$985,437,163

Repurchase Agreement(i) — 3.9%
Joint Repurchase Agreement Account II
$36,600,000	2.666%	07/01/08	$36,600,000
Maturity Value: $36,602,711

	Interest
Shares	Rate	Value
Securities Lending Collateral(a) — 6.7%
State Street Navigator Securities Lending Prime Portfolio
62,699,371	2.660%	$62,699,371

TOTAL INVESTMENTS — 115.4%		$1,084,736,534

LIABILITIES IN EXCESS OF OTHER ASSETS — (15.4)%		(144,511,619)

NET ASSETS — 100.0%		$940,224,915

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,020,244, which represents approximately 0.7% of net assets as of June 30, 2008.
(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $73,306,260 which represents approximately 7.8% of net assets as of June 30, 2008.
(g) All or a portion of security is on loan.
(h) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(i) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACT — At June 30, 2008, the Fund had the following forward sales contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FNMA (Proceeds Receivable: $47,143,594)	5.500%	TBA-15yr	07/14/08	$48,000,000	$47,310,000

FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(10)	September 2008	$(2,426,750)	10,212
Eurodollars	(86)	December 2008	(20,816,300)	128,676
Eurodollars	(86)	March 2009	(20,786,200)	123,050
Eurodollars	(86)	June 2009	(20,741,050)	116,600
Eurodollars	(109)	September 2009	(26,218,588)	149,498
Eurodollars	(109)	December 2009	(26,142,288)	161,761
Federal Funds	287	November 2008	116,806,385	17,002
U.S. Treasury Bonds	1,004	September 2008	116,056,125	1,703,850
2 Year U.S. Treasury Notes	541	September 2008	114,260,891	480,720
5 Year U.S. Treasury Notes	(473)	September 2008	(52,292,367)	(666,737)
10 Year U.S. Treasury Notes	(133)	September 2008	(15,151,609)	(179,739)

TOTAL				$2,044,893

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

INTEREST RATE SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$35,000		09/02/10	4.309%	3 month LIBOR	$—	$913,965
	25,000		10/06/10	4.703	3 month LIBOR	—	678,905
	9,000		05/25/15	4.533	3 month LIBOR	—	52,534
	43,000		11/02/19	3 month LIBOR	4.865%	—	(642,716)
	20,000		11/12/19	3 month LIBOR	5.069	—	(639,247)
	14,300	(a)	12/17/28	5.000	3 month LIBOR	208,097	(222,883)
	13,200		04/09/35	5.266	3 month LIBOR	—	669,776
Bear Stearns & Co., Inc.	52,800		08/20/12	3 month LIBOR	5.282	—	(3,359,840)
Credit Suisse First Boston Corp.	23,500	(a)	12/17/13	4.250	3 month LIBOR	144,602	(371,571)
	8,700	(a)	12/17/18	3 month LIBOR	4.750	(31,181)	69,304
	23,000	(a)	12/17/23	3 month LIBOR	4.750	282,503	196,941
	1,500	(a)	12/17/38	5.000	3 month LIBOR	(13,532)	5,169
Deutsche Bank Securities, Inc.	7,330	(a)	12/24/10	3 month LIBOR	3.780	—	23,402
	10,850	(a)	12/29/10	3 month LIBOR	3.868	—	18,875
	6,450	(a)	12/29/10	3 month LIBOR	4.000	—	(4,865)
	14,220	(a)	01/07/11	3 month LIBOR	3.658	—	85,210
	16,150	(a)	01/28/11	3 month LIBOR	3.161	—	260,084
	13,100	(a)	12/17/13	3 month LIBOR	4.250	68,412	58,111
	96,900	(a)	12/17/13	4.250	3 month LIBOR	234,838	(1,165,134)
	6,400	(a)	12/24/15	4.520	3 month LIBOR	—	(44,065)
	9,500	(a)	12/29/15	4.630	3 month LIBOR	—	(5,383)
	5,600	(a)	12/29/15	4.745	3 month LIBOR	—	34,708
	12,400	(a)	01/07/16	4.487	3 month LIBOR	—	(116,616)
	14,000	(a)	01/28/16	4.224	3 month LIBOR	—	(361,615)
	20,000	(a)	12/17/18	4.750	3 month LIBOR	(165,574)	90,711
	5,800	(a)	12/17/28	3 month LIBOR	5.000	116,291	(110,294)
	1,750	(a)	12/24/38	3 month LIBOR	5.011	—	7,444
	2,620	(a)	12/29/38	3 month LIBOR	5.121	—	(32,907)
	1,560	(a)	12/29/38	3 month LIBOR	5.215	—	(41,962)
	3,400	(a)	01/07/39	3 month LIBOR	5.017	—	13,380
	3,840	(a)	01/28/39	3 month LIBOR	4.939	—	64,249
JPMorgan Securities, Inc.	28,700	(a)	12/17/13	3 month LIBOR	4.250	376,617	(73,752)
	24,600	(a)	12/17/13	4.250	3 month LIBOR	188,386	(425,979)
	108,200	(a)	12/17/15	4.500	3 month LIBOR	430,210	(1,264,042)
	36,300	(a)	12/17/18	3 month LIBOR	4.750	(124,399)	283,464
	83,200	(a)	12/17/23	3 month LIBOR	4.750	1,126,453	606,520
	5,200	(a)	12/17/28	3 month LIBOR	5.000	(40,834)	46,210
	11,300	(a)	12/17/28	5.000	3 month LIBOR	(48,960)	37,277
	2,900	(a)	12/17/38	5.000	3 month LIBOR	(27,275)	11,107

TOTAL						$2,724,654	$(4,655,525)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2008.
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,098,554,222

Gross unrealized gain	8,761,827
Gross unrealized loss	(22,579,514)

Net unrealized security loss	$(13,817,687)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
U.S. Treasury Obligations — 92.2%
United States Treasury Inflation Protected Securities
$4,195,770	3.500	%(a)	01/15/11	$4,567,490
2,628,010	3.000	(a)	07/15/12	2,886,088
5,344,204	1.875	(a)	07/15/13	5,649,828
3,076,488	2.000	(a)	07/15/14	3,267,086
5,476,881	1.875		07/15/15	5,734,892
5,285,130	2.625	(b)	07/15/17	5,837,590
7,455,280	2.375	(a)	01/15/27	7,815,810
2,973,138	1.750		01/15/28	2,828,661

TOTAL U.S. TREASURY OBLIGATIONS				$38,587,445

Municipal Bonds(c) — 3.2%
Arizona — 0.9%
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Refunding Senior Lien Series 2005 A (MBIA) (Dexia Credit Local SPA)
$375,000	7.750%		07/01/23	$375,000

Illinois — 2.3%
Illinois Finance Authority VRDN RB Southern Illinois Health Care Series 2005 (FSA)
950,000	4.500		03/01/35	950,000

TOTAL MUNICIPAL BONDS				$1,325,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL — 95.4%				$39,912,445

Repurchase Agreement(d) — 3.8%
Joint Repurchase Agreement Account II
$1,600,000	2.666%		07/01/08	$1,600,000
Maturity Value: $1,600,118

	Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 30.1%
State Street Navigator Securities Lending Prime Portfolio
12,617,790	2.660%	$12,617,790

TOTAL INVESTMENTS — 129.3%		$54,130,235

LIABILITIES IN EXCESS OF OTHER ASSETS — (29.3)%		(12,258,461)

NET ASSETS — 100.0%		$41,871,774

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion of security is on loan.
(b) A portion of this security is segregated as collateral for initial margin requirement on futures contracts.
(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(d) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FSA	— Insured by Financial Security Assurance Co.
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Federal Funds	8	November 2008	$3,255,927	$572
U.S. Treasury Bonds	2	September 2008	231,188	4,840
2 Year U.S. Treasury Notes	9	September 2008	1,900,828	5,809
5 Year U.S. Treasury Notes	(9)	September 2008	(994,992)	(14,590)
10 Year U.S. Treasury Notes	(3)	September 2008	(341,766)	(6,017)

TOTAL				$(9,386)

INTEREST RATE SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.	$340	(a)	12/29/10	3 month LIBOR	3.868%	$—	$591
	100	(a)	12/17/13	4.250%	3 month LIBOR	697	(1,663)
	300	(a)	12/29/15	4.630	3 month LIBOR	—	(170)
	200	(a)	12/17/18	4.750	3 month LIBOR	(3,198)	2,321
	200	(a)	12/17/28	3 month LIBOR	5.000	4,010	(3,803)
	100	(a)	12/29/38	3 month LIBOR	5.121	—	(1,256)
JPMorgan Securities, Inc.	300	(a)	12/17/18	3 month LIBOR	4.750	(569)	1,884
	200	(a)	12/17/18	4.750	3 month LIBOR	721	(1,597)
	200	(a)	12/17/28	3 month LIBOR	5.000	(1,571)	1,777
	300	(a)	12/17/28	5.000	3 month LIBOR	(1,604)	1,295

TOTAL						$(1,514)	$(621)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2008.
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$54,024,021

Gross unrealized gain	232,258
Gross unrealized loss	(126,044)

Net unrealized security gain	$106,214

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 50.3%
Collateralized Mortgage Obligations — 1.8%
Interest Only(a) — 0.0%
FHLMC REMIC Series 2575, Class IB
$1,569,133	5.500%	08/15/30	$153,959
FHLMC REMIC Series 2586, Class NX
1,081,130	4.500	08/15/16	88,340

			242,299

Inverse Floaters(b) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
48,088	17.850	11/25/20	54,449
GNMA Series 2001-59, Class SA
18,152	18.293	11/16/24	21,686

			76,135

IOette(a) — 0.0%
FHLMC Series 1161, Class U
1,101	1,172.807	11/15/21	24,192

Planned Amortization Class — 0.3%
FHLMC Series 1556, Class H
929,382	6.500	08/15/13	962,385
FHLMC Series 1601, Class PL
60,424	6.000	10/15/08	60,364
FHLMC Series 1606, Class H
65,718	6.000	11/15/08	65,652
FHLMC Series 1916, Class PC
1,796,702	6.750	12/15/11	1,853,593
FNMA Series 1993-207, Class G
319,448	6.150	04/25/23	321,117

			3,263,111

Planned Amortization — Interest Only(a) — 0.0%
FHLMC Series 1587, Class HA
4,777	6.500	10/15/08	13

Regular Floater(b) — 0.6%
FHLMC Series 3151, Class KY(c)
2,217,059	0.000	05/15/36	2,113,563
FHLMC Series 3171, Class FL(c)
933,378	0.000	01/15/36	895,993
FNMA Series 1988-12, Class B
185,248	1.564	02/25/18	167,294
FNMA Series 2001-60, Class OF
2,402,083	3.433	10/25/31	2,434,151
FNMA Series 2001-70, Class OF
1,201,042	3.433	10/25/31	1,210,499

			6,821,500

Sequential Fixed Rate — 0.8%
FHLMC Series 108, Class G
442,515	8.500	12/15/20	465,730
FHLMC Series 1564, Class H
39,525	6.500	08/15/08	39,524
FHLMC Series 1655, Class K
675,150	6.500	01/15/09	674,468

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FHLMC Series 1980, Class Z
$1,998,020	7.000%	07/15/27	$2,108,149
FHLMC Series 2019, Class Z
2,016,652	6.500	12/15/27	2,114,884
FNMA REMIC Trust Series 1989-66, Class J
735,265	7.000	09/25/19	781,006
FNMA REMIC Trust Series 1990-16, Class E
405,841	9.000	03/25/20	440,759
FNMA REMIC Trust Series 1992-33, Class K
1,681,119	8.500	03/25/18	1,752,158
FNMA REMIC Trust Series 1993-126, Class PG
9,746	6.500	07/25/08	9,729
FNMA REMIC Trust Series 1994-18, Class D
703,709	6.750	02/25/24	707,216
FNMA Series 1988-12, Class A
234,648	10.000	02/25/18	256,539
GNMA REMIC Trust Series 1995-3, Class DQ
90,072	8.050	06/16/25	95,953

			9,446,115

Targeted Amortization Class(b)(c) — 0.1%
FHLMC REMIC Trust Series 3291, Class XC
859,665	0.000	03/15/37	772,603

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$20,645,968

Federal Agencies — 48.5%
Adjustable Rate FHLMC(b) — 5.8%
219,774	5.767	05/01/18	221,443
141,338	6.193	10/01/25	143,584
1,331,201	3.535	09/01/33	1,340,262
244,094	3.791	09/01/33	247,468
4,838,844	6.081	09/01/34	4,875,417
515,074	4.463	10/01/34	517,610
348,657	4.337	11/01/34	352,340
974,660	4.376	11/01/34	980,551
307,911	4.393	11/01/34	311,432
485,038	4.477	11/01/34	490,893
2,615,605	5.366	11/01/34	2,619,825
605,014	4.363	01/01/35	609,552
694,811	4.333	02/01/35	698,932
464,583	4.354	02/01/35	467,379
1,102,703	4.420	02/01/35	1,103,699
1,218,633	4.437	02/01/35	1,227,815
297,366	4.451	02/01/35	299,692
756,253	4.502	02/01/35	762,894
3,152,849	5.911	03/01/35	3,175,111
1,905,451	5.785	04/01/35	1,918,347
11,888,379	4.453	06/01/35	11,970,165
4,322,210	4.900	08/01/35	4,393,855
3,041,134	4.553	11/01/35	3,047,143
2,194,882	5.889	05/01/36	2,237,653
903,157	5.966	10/01/36	920,191
819,331	5.905	11/01/36	836,353
20,434,459	6.479	09/01/37	21,041,574

			66,811,180

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — 17.5%
$242,429	6.228%	11/01/17	$247,199
419,315	6.032	02/01/18	425,367
185,189	6.133	06/01/18	191,474
303,796	6.573	05/01/20	311,671
115,259	6.122	01/01/23	118,903
828,276	6.062	02/01/27	830,603
9,309,716	5.035	08/01/29	9,321,472
237,149	5.483	07/01/32	238,496
304,860	5.756	07/01/32	308,357
932,653	5.232	01/01/33	947,570
42,000	4.608	03/01/33	42,172
6,476,203	4.486	05/01/33	6,500,061
488,404	4.666	06/01/33	493,455
348,535	4.577	07/01/33	349,911
1,182,594	3.933	08/01/33	1,214,772
4,674,400	4.810	08/01/33	4,714,325
36,765	3.701	09/01/33	37,725
49,732	4.007	12/01/33	50,539
4,662,482	4.410	02/01/34	4,709,841
2,907,440	4.218	03/01/34	2,933,587
139,251	4.385	04/01/34	139,552
1,551,589	4.195	05/01/34	1,552,176
2,426,717	4.659	05/01/34	2,431,612
2,560,548	6.101	06/01/34	2,562,431
4,974,811	4.693	10/01/34	5,037,011
189,128	4.767	10/01/34	191,472
2,214,404	6.632	10/01/34	2,220,217
1,323,902	4.558	11/01/34	1,339,702
68,749	4.637	11/01/34	69,498
1,495,820	6.244	11/01/34	1,506,811
651,822	4.518	12/01/34	658,477
1,112,920	6.437	12/01/34	1,124,865
236,670	4.333	01/01/35	238,576
778,818	4.451	01/01/35	786,526
787,127	4.476	01/01/35	795,125
846,346	4.512	01/01/35	855,091
455,929	4.293	02/01/35	459,389
1,887,875	4.431	02/01/35	1,903,054
1,938,595	5.886	02/01/35	1,955,304
656,430	5.959	02/01/35	658,250
705,548	4.416	03/01/35	710,819
5,509,127	5.028	03/01/35	5,603,383
995,847	5.422	03/01/35	1,013,706
6,365,683	4.365	04/01/35	6,399,940
1,084,603	4.659	04/01/35	1,092,178
5,405,792	4.662	04/01/35	5,440,049
1,798,907	5.682	04/01/35	1,812,859
1,059,175	4.381	05/01/35	1,059,732
1,006,458	4.382	05/01/35	1,008,993
2,572,711	5.203	05/01/35	2,606,112
6,935,279	4.737	08/01/35	6,987,287
4,924,812	4.707	10/01/35	4,970,900
1,114,243	5.616	04/01/36	1,137,646
4,543,385	6.189	04/01/36	4,608,360
13,389,593	5.903	06/01/36	13,726,194
8,309,656	6.180	06/01/36	8,427,180
619,946	6.101	07/01/36	643,194

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — (continued)
$10,961,826	6.269%	07/01/36	$11,133,839
13,815,348	5.937	09/01/36	14,172,972
874,133	5.532	11/01/36	889,347
888,201	5.670	11/01/36	907,237
18,461,872	5.899	07/01/37	18,933,998
26,944,184	6.826	09/01/37	27,763,934
869,684	5.710	12/01/46	889,890

			202,412,388

Adjustable Rate GNMA(b) — 2.3%
5,184,693	4.750	05/20/34	5,144,042
1,046,699	5.500	05/20/34	1,049,379
2,408,114	5.500	07/20/34	2,421,057
1,819,873	5.625	08/20/34	1,831,848
7,868,583	5.500	09/20/34	7,910,885
4,016,437	5.625	09/20/34	4,042,323
1,648,153	4.750	10/20/34	1,648,132
2,851,072	4.750	12/20/34	2,850,669

			26,898,335

FHLMC — 5.3%
3,649	7.000	01/01/09	3,737
962	7.000	02/01/09	985
3,073	7.000	03/01/09	3,102
6,183	7.000	04/01/09	6,333
8,778	7.000	05/01/09	8,990
16,516	6.500	06/01/10	17,178
222,585	6.500	07/01/10	231,517
21,347	7.000	07/01/10	21,862
470	6.500	08/01/10	489
18,540	7.000	01/01/11	18,714
17,295	7.000	12/01/12	17,914
99,489	6.500	01/01/13	103,109
82,601	6.500	04/01/13	85,606
151,484	6.500	05/01/13	156,994
87,337	6.500	06/01/13	90,514
828,390	4.000	09/01/13	816,918
53,962	6.500	10/01/13	55,926
864,895	4.000	11/01/13	852,572
967,726	5.000	12/01/13	973,868
1,087,644	4.000	01/01/14	1,070,553
985,534	4.000	05/01/14	968,356
486,774	4.500	06/01/14	483,812
1,933,282	4.500	10/01/14	1,919,565
4,908,790	5.000	10/01/14	4,934,805
1,116,421	4.000	11/01/14	1,093,047
2,014,966	4.500	11/01/14	2,002,674
1,508,955	4.000	03/01/15	1,476,457
10,528,025	4.500	03/01/15	10,449,762
787,146	4.500	08/01/15	773,253
73,610	8.500	10/01/15	81,788
759,031	8.000	12/01/15	796,476
29,171	7.000	03/01/16	30,644
195,353	4.500	04/01/18	190,981
289,969	4.500	11/01/18	283,481
428,728	4.500	05/01/19	418,063

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$981,364	4.500%	04/01/20	$959,406
663,540	4.500	08/01/20	648,694
1,527,174	7.000	04/01/22	1,612,253
36,417	7.500	01/01/31	38,786
9,965,826	7.500	12/01/36	10,435,271
16,575,974	7.000	11/01/37	17,270,843

			61,405,298

FNMA — 17.5%
17,310	7.000	09/01/08	17,453
389	5.500	01/01/09	390
699	7.000	12/01/09	718
5,715,333	4.000	05/01/10	5,697,841
22,990	8.500	05/01/10	23,791
6,133,665	4.000	06/01/10	6,116,077
691	7.000	08/01/10	716
690	7.000	01/01/11	696
1,616	5.500	04/01/11	1,644
636	5.500	07/01/11	636
18,428	7.000	07/01/11	19,207
3,278,649	5.500	01/01/13	3,334,003
599	5.500	04/01/13	610
3,722	5.500	06/01/13	3,786
1,894,490	4.500	08/01/13	1,885,945
10,181,435	4.500	09/01/13	10,144,578
5,547,582	4.000	11/01/13	5,458,754
4,097	5.500	12/01/13	4,168
49,121	6.000	01/01/14	50,201
152,920	6.000	03/01/14	156,282
22,360	5.500	04/01/14	22,580
990,741	4.000	01/01/15	968,181
518,384	4.500	01/01/15	512,927
3,977	8.500	09/01/15	4,421
225,271	8.500	10/01/15	250,420
35,679	8.500	12/01/15	39,351
5,966	5.500	04/01/16	6,068
48,353	5.500	07/01/16	49,184
9,148	5.500	11/01/16	9,305
1,202,706	5.500	01/01/17	1,223,364
27,893	5.500	02/01/17	28,372
13,575	5.500	04/01/17	13,791
72,694	5.500	10/01/17	73,851
9,087	5.500	11/01/17	9,232
55,706	5.500	01/01/18	56,594
112,486	5.500	02/01/18	114,236
358,259	5.500	03/01/18	363,966
46,251	5.500	04/01/18	46,954
58,251	5.500	06/01/18	59,106
858,996	5.500	07/01/18	871,314
347,229	5.500	08/01/18	352,208
757,537	5.500	09/01/18	768,399
29,539	5.500	10/01/18	29,973
1,941,111	5.500	12/01/18	1,974,181
3,978,403	5.500	01/01/19	4,046,609
83,579	5.500	03/01/19	84,753
2,030,075	5.500	05/01/19	2,064,922
39,433	5.500	08/01/19	40,110
136,073	7.000	11/01/19	143,923

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$30,137	5.500%	03/01/20	$30,617
721,387	5.500	06/01/20	732,876
18,481,170	6.000	10/01/21	19,009,039
20,672	7.000	12/01/24	21,943
5,364	7.000	07/01/27	5,694
5,617	7.000	08/01/27	5,964
8,907	7.000	10/01/28	9,455
6,371	7.000	01/01/29	6,739
8,293	7.000	11/01/29	8,768
142,970	8.000	02/01/31	152,146
7,135	7.000	04/01/31	7,574
38,870	7.000	05/01/32	41,084
23,038	7.000	06/01/32	24,350
8,872	7.000	08/01/32	9,378
3,326,732	6.000	03/01/33	3,373,426
5,934,661	6.500	04/01/33	6,153,309
9,192	7.000	10/01/33	9,708
8,100	7.000	04/01/34	8,560
176,540	7.000	08/01/36	185,657
32,633	7.000	09/01/36	34,214
5,112,392	7.000	11/01/36	5,364,435
4,965,357	7.000	03/01/37	5,209,728
46,027,653	7.000	04/01/37	48,258,196
972,282	5.000	06/01/37	932,899
5,308,585	7.000	07/01/37	5,570,502
1,533,950	8.000	07/01/37	1,635,705
316,088	7.000	08/01/37	331,658
1,282,434	8.000	08/01/37	1,367,505
7,116,440	7.000	09/01/37	7,467,525
2,216,871	8.500	09/01/37	2,319,575
736,708	6.500	10/01/37	759,486
3,914,821	7.000	10/01/37	4,107,527
5,423,173	7.500	10/01/37	5,736,363
14,601,674	8.000	10/01/37	15,311,795
17,350,093	7.500	11/01/37	18,332,136
940,898	7.000	03/01/38	987,337
1,411,923	7.500	09/01/47	1,485,117
1,000,000	6.500 (d)	TBA-15yr	1,029,375

			203,183,156

GNMA — 0.1%
1,919	6.500	08/15/08	1,927
171	6.500	09/15/08	172
1,024	6.500	10/15/08	1,028
238	6.500	11/15/08	239
1,270	9.000	12/15/08	1,288
1,072	6.500	01/15/09	1,093
3,427	9.000	01/15/09	3,546
68	6.500	03/15/09	68
835	6.500	04/15/09	851
10,433	6.500	05/15/09	10,644
2,102	6.500	07/15/09	2,144
3,113	6.500	11/15/09	3,176
1,087	9.000	01/15/10	1,148
17,968	9.000	07/15/12	19,343

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$1,639,698	5.500%	07/15/20	$1,669,506

			1,716,173

TOTAL FEDERAL AGENCIES			$562,426,530

TOTAL MORTGAGE-BACKED OBLIGATIONS			$583,072,498

Agency Debentures — 8.7%
FHLB
$20,000,000	3.000%	06/11/10	$19,917,160
22,300,000	3.500	12/10/10	22,350,576
FHLMC(e)
19,000,000	4.480	09/19/08	19,076,019
FNMA(f)
36,700,000	4.680	06/15/11	37,818,322
Small Business Administration
213,530	7.200	06/01/17	221,426
497,072	6.300	05/01/18	509,685
446,260	6.300	06/01/18	457,664

TOTAL AGENCY DEBENTURES			$100,350,852

U.S. Treasury Obligations(f) — 9.0%
United States Treasury Bond
$39,800,000	8.125%	08/15/19	$53,157,875
United States Treasury Inflation Protected Securities
37,404,087	4.250	01/15/10	40,115,883
United States Treasury Note
11,200,000	3.250	12/31/09	11,333,874

TOTAL U.S. TREASURY OBLIGATIONS			$104,607,632

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL — 68.0%			$788,030,982

Repurchase Agreement(g) — 44.4%
Joint Repurchase Agreement Account II
$513,600,000	2.666%	07/01/08	$513,600,000
Maturity Value: $513,638,035

	Interest
Shares	Rate	Value
Securities Lending Collateral(b) — 11.6%
State Street Navigator Securities Lending Prime Portfolio
134,760,538	2.660%	$134,760,538

TOTAL INVESTMENTS — 124.0%		$1,436,391,520

LIABILITIES IN EXCESS OF OTHER ASSETS — (24.0)%		(278,381,592)

NET ASSETS — 100.0%		$1,158,009,928

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $1,029,375 which represents approximately 0.1% of net assets as of June 30, 2008.
(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(f) All or a portion of security is on loan.
(g) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Federal Funds	201	August 2008	$82,031,312	(34,186)
U.S. Treasury Bonds	31	September 2008	3,583,406	13,897
2 Year U.S. Treasury Notes	4,347	September 2008	918,099,989	3,438,512
5 Year U.S. Treasury Notes	(899)	September 2008	(99,388,664)	(1,277,594)
10 Year U.S. Treasury Notes	(59)	September 2008	(6,721,391)	(378)

TOTAL				$2,140,251

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Bank of America Securities LLC	$1,600	(a)	12/17/28	5.000%	3 month LIBOR	$23,283	(24,938)
Bear Stearns & Co., Inc.	5,300		08/20/12	3 month LIBOR	5.282%	—	(337,257)
Credit Suisse First Boston Corp.	23,200	(a)	12/17/18	3 month LIBOR	4.750	(83,150)	184,811
	7,900	(a)	12/17/23	3 month LIBOR	4.750	97,034	67,645
Deutsche Bank Securities, Inc.	8,930	(a)	12/24/10	3 month LIBOR	3.780	—	28,510
	12,000	(a)	12/29/10	3 month LIBOR	3.868	—	20,876
	7,200	(a)	12/29/10	3 month LIBOR	4.000	—	(5,430)
	10,780	(a)	01/07/11	3 month LIBOR	3.658	—	64,596
	14,180	(a)	01/28/11	3 month LIBOR	3.161	—	228,359
	7,800	(a)	12/24/15	4.520	3 month LIBOR	—	(53,705)
	10,500	(a)	12/29/15	4.630	3 month LIBOR	—	(5,949)
	6,300	(a)	12/29/15	4.745	3 month LIBOR	—	39,046
	9,400	(a)	01/07/16	4.487	3 month LIBOR	—	(88,402)
	12,300	(a)	01/28/16	4.224	3 month LIBOR	—	(317,705)
	4,900	(a)	12/17/18	4.750	3 month LIBOR	(78,352)	56,880
	4,800	(a)	12/17/28	3 month LIBOR	5.000	96,241	(91,278)
	2,140	(a)	12/24/38	3 month LIBOR	5.011	—	9,103
	2,900	(a)	12/29/38	3 month LIBOR	5.121	—	(36,423)
	1,740	(a)	12/29/38	3 month LIBOR	5.215	—	(46,804)
	2,580	(a)	01/07/39	3 month LIBOR	5.017	—	10,153
	3,380	(a)	01/28/39	3 month LIBOR	4.939	—	56,553
JPMorgan Securities, Inc.	80,900	(a)	12/17/13	3 month LIBOR	4.250	50,899	772,156
	60,900	(a)	12/17/15	4.500	3 month LIBOR	242,142	(711,462)
	21,700	(a)	12/17/18	3 month LIBOR	4.750	(216,417)	311,506
	26,100	(a)	12/17/23	3 month LIBOR	4.750	334,360	209,704
	6,600	(a)	12/17/28	3 month LIBOR	5.000	(51,828)	58,652
	9,400	(a)	12/17/28	5.000	3 month LIBOR	(40,912)	31,193

TOTAL						$373,300	$430,390

(a) Represents forward starting interest rate swaps whose effective dates of commencement of cash flows and associated accruals occur subsequent to June 30, 2008.
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,428,668,132

Gross unrealized gain	10,252,393
Gross unrealized loss	(2,529,005)

Net unrealized security gain	7,723,388

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 65.8%
Collateralized Mortgage Obligations — 10.4%
Adjustable Rate Non-Agency(a) — 6.8%
American Home Mortgage Assets Series 2006-3, Class 1A1
$4,182,945	4.498%	10/25/46	$3,166,280
American Home Mortgage Assets Series 2006-3, Class 2A11
4,160,948	4.468	10/25/46	3,016,544
Banc of America Funding Corp. Series 2007-D, Class 1A5
1,200,000	2.762	06/20/47	574,608
Bank of America Mortgage Securities Series 2002-J, Class A2
148,329	7.518	09/25/32	144,899
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
78,997	5.764	08/25/33	72,788
Chase Mortgage Finance Corp. Series 2007-A1, Class 5A1
847,101	4.169	02/25/37	826,905
Countrywide Alternative Loan Trust Series 2005-38, Class A1
356,360	5.028	09/25/35	276,259
Countrywide Home Loan Trust Series 2003-37, Class 1A1
54,172	7.171	08/25/33	48,652
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
946,909	6.631	03/25/33	911,036
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
3,002,170	6.009	08/19/36	2,389,528
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
445,388	5.870	08/25/34	393,135
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
883,699	4.203	07/25/35	867,871
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
804,781	4.741	07/25/35	790,921
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
846,216	4.070	07/25/35	830,629
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
811,399	4.766	07/25/35	796,790
Luminent Mortgage Trust Series 2006-5, Class A1A
663,153	2.673	07/25/36	488,241
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
1,703,569	4.528	01/25/46	1,312,621
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,661,721	3.212	11/20/34	1,556,855
Structured Adjustable Rate Mortgage Loan Trust Series 2007-10, Class 1A1
4,523,173	6.000	11/25/37	3,390,858
Structured Asset Mortgage Investments, Inc. Series 2007-AR3, Class 2A1
4,746,623	2.673	09/25/47	3,376,304
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
2,893,963	4.518	07/25/46	2,070,733
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
2,840,854	5.379	10/25/35	2,781,907

			30,084,364

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — 0.0%
FHLMC REMIC Series 2586, Class NX
$1,936,470	4.500%	08/15/16	$158,230
FNMA REMIC Trust Series 1990-145, Class B
1,565	1,004.961	12/25/20	4,210

			162,440

Inverse Floaters(a) — 0.0%
FHLMC Series 1606, Class SC
163,367	13.705	11/15/08	164,833

Inverse Floating Rate — Interest Only(a)(b) — 0.0%
FNMA REMIC Trust Series 1996-20, Class SB
91,423	11.893	10/25/08	1,519
FNMA Series 1996-40, Class SG
201,678	11.854	03/25/09	5,898

			7,417

Planned Amortization Class — 0.7%
FHLMC Series 2113, Class TE
1,825,112	6.000	01/15/14	1,873,935
FNMA REMIC Trust Series 1993-225, Class WC
937,794	6.500	12/25/13	977,180

			2,851,115

Regular Floater(a) — 1.9%
BCAP LLC Trust Series 2006-RR1, Class CF
779,493	3.123	11/25/36	689,167
Collateralized Mortgage Securities Corp. Series N, Class 2
247,855	3.725	08/25/17	247,898
FHLMC Series 1606, Class FC
599,757	4.011	11/15/08	599,925
FHLMC Series 1612, Class FD
71,696	4.011	11/15/08	71,732
FHLMC Series 1661, Class FD
298,809	3.625	01/15/09	299,381
FHLMC Series 1826, Class F
180,036	2.900	09/15/21	178,931
FHLMC Series 3152, Class NX(c)
1,558,377	0.000	05/15/36	1,444,701
FHLMC Series 3171, Class FL(c)
622,252	0.000	01/15/36	597,329
FNMA REMIC Trust Series 1993-190, Class F
180,734	4.161	10/25/08	180,593
FNMA REMIC Trust Series 1993-196, Class FD
19,875	4.011	10/25/08	19,858
FNMA REMIC Trust Series 1993-214, Class FA
89,640	3.300	12/25/08	89,744
FNMA REMIC Trust Series 1993-233, Class FA
287	4.011	12/25/08	287
FNMA Series 1990-145, Class A
636,806	4.917	12/25/20	634,942
FNMA Series 1993-231, Class FE
233,335	3.400	12/25/08	233,571
FNMA Series 1997-20, Class F
1,398,676	4.426	03/25/27	1,345,123

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a) — (continued)
FNMA Series 1998-66, Class FC
$311,817	2.982%	11/17/28	$311,512
FNMA Series 2001-70, Class OF
1,601,389	3.433	10/25/31	1,613,999

			8,558,693

Sequential Fixed Rate — 0.9%
FHLMC Series 1720, Class PJ
578,201	7.250	01/15/24	589,840
First Nationwide Trust Series 2001-4, Class 1A1
266,547	6.750	09/21/31	266,028
FNMA REMIC Trust Series 1996-14, Class J
54,051	6.150	03/25/09	54,328
FNMA Series 1994-72, Class J
2,998,052	6.000	06/25/23	3,029,990

			3,940,186

Support — 0.1%
FHLMC Series 1639, Class M
354,043	6.000	12/15/08	355,489

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$46,124,537

Commercial Mortgage-Backed Securities(a)(b)(d) — 0.5%
Interest Only — 0.5%
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.088	03/18/36	2,158,938

Federal Agencies — 54.9%
Adjustable Rate FHLMC(a) — 5.4%
102,302	5.322	08/01/16	102,855
111,631	6.319	08/01/18	112,381
106,812	5.859	11/01/18	109,284
575,169	5.906	11/01/18	585,125
30,080	5.854	02/01/19	30,311
31,851	7.227	02/01/19	32,212
91,276	5.220	03/01/19	91,073
48,027	6.230	03/01/19	48,362
84,872	5.375	06/01/19	83,812
79,531	5.995	07/01/19	80,027
1,173,344	6.261	11/01/19	1,180,035
1,152,707	6.985	11/01/19	1,183,827
111,115	5.352	01/01/20	110,872
112,638	5.220	05/01/21	112,561
37,967	5.837	01/01/25	38,231
88,956	5.220	10/01/26	88,742
1,062,000	6.730	08/01/28	1,081,261
537,441	6.873	05/01/29	545,678
75,236	5.220	06/01/29	75,072
2,438,572	7.056	03/01/30	2,477,272
107,012	5.422	04/01/30	106,862
121,533	5.290	06/01/30	121,273
300,201	7.129	12/01/30	306,436
7,607	6.771	01/01/31	7,642
124,240	5.404	02/01/31	125,149
29,291	7.040	05/01/31	29,583
25,066	6.755	06/01/31	25,446

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FHLMC(a) — (continued)
$11,036	7.021%	11/01/31	$11,055
2,083,390	7.026	12/01/31	2,109,154
3,574,681	7.408	12/01/31	3,684,614
16,508	7.250	10/01/32	16,638
4,752	5.914	02/01/33	4,737
1,180,088	3.946	07/01/33	1,178,168
2,218,027	3.883	09/01/33	2,222,293
91,194	4.399	11/01/33	92,452
961,944	6.195	05/01/35	978,845
4,800,505	4.582	08/01/35	4,840,368

			24,029,708

Adjustable Rate FNMA(a) — 14.8%
516,913	6.758	04/01/17	539,867
50,790	4.810	08/01/17	51,089
181,680	4.530	09/01/17	182,096
117,223	4.810	09/01/17	118,071
54,204	5.654	11/01/17	53,989
58,494	5.625	12/01/17	58,472
44,629	6.234	12/01/17	44,829
145,403	4.565	03/01/18	145,846
401,472	5.502	03/01/18	399,623
1,481,436	5.508	07/01/18	1,468,683
315,684	5.220	10/01/18	316,484
80,913	5.252	10/01/18	80,626
489,330	5.742	10/01/18	491,191
129,159	6.567	10/01/18	129,323
10,626	5.394	11/01/18	10,564
71,621	5.875	12/01/18	71,862
214,493	5.437	01/01/19	212,991
41,559	5.210	04/01/19	41,609
695,060	5.828	04/01/19	697,342
343,667	4.810	05/01/19	345,888
1,531,725	5.428	05/01/19	1,520,815
306,472	5.692	06/01/19	305,855
261,913	5.828	06/01/19	263,924
247,376	6.153	07/01/19	256,653
490,755	5.649	08/01/19	492,067
556,047	5.819	08/01/19	556,449
2,967	5.240	09/01/19	2,981
53,286	5.672	11/01/19	53,178
1,918,440	6.457	11/01/19	1,952,692
10,197	5.625	04/01/20	10,220
612,554	6.573	05/01/20	628,433
635,963	5.460	06/01/20	631,553
198,897	5.707	06/01/20	198,467
328,879	5.705	11/01/20	328,193
447,746	5.983	03/01/21	451,359
166,324	6.480	09/01/21	167,858
108,635	5.955	12/01/21	109,551
1,673,266	5.467	01/01/22	1,699,663
47,684	6.748	02/01/22	48,782
147,511	5.546	05/20/22	149,828
4,671,658	6.114	12/01/22	4,711,724
398,934	6.533	02/01/23	403,026
10,750	6.219	12/01/23	10,832
738,358	6.843	01/01/24	750,828
675,687	6.667	03/01/24	698,462

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$8,010,047	5.726%	04/01/24	$8,018,441
708,763	5.661	06/20/24	726,068
40,436	5.506	08/01/24	41,148
233,442	5.460	01/01/25	237,425
402,711	6.062	02/01/27	403,842
59,204	4.847	06/01/27	59,188
44,753	4.810	12/01/27	44,810
81,350	4.810	01/01/28	81,591
224,503	5.183	05/01/28	228,820
36,990	6.598	09/01/28	36,980
703,438	5.835	01/01/29	706,747
14,821	5.010	06/01/29	14,919
39,722	5.220	06/01/29	39,714
29,583	5.495	06/01/29	29,359
1,166,489	6.233	05/01/30	1,175,177
5,320	7.260	02/01/31	5,391
99,640	5.244	05/01/31	101,356
178,123	7.134	06/01/31	178,621
1,360,752	5.701	07/01/31	1,375,010
112,950	6.054	08/01/31	114,622
301,179	7.048	08/01/31	301,068
487,541	5.465	11/01/31	489,371
277,202	6.213	12/01/31	277,318
162,328	5.482	01/01/32	164,108
250,086	4.930	02/01/32	251,626
61,833	4.890	03/01/32	60,959
24,398	5.548	03/01/32	24,621
659,820	6.064	03/01/32	671,863
48,696	5.195	04/01/32	49,658
653,773	5.443	04/01/32	663,369
50,936	5.718	05/01/32	51,120
307,577	6.365	07/01/32	312,702
34,356	5.525	08/01/32	34,582
489,372	5.053	09/01/32	494,159
43,843	6.536	09/01/32	44,247
96,182	6.699	09/01/32	97,304
53,097	7.000	09/01/32	54,004
24,646	7.300	09/01/32	24,808
45,713	5.666	10/01/32	46,399
12,097	6.606	12/01/32	12,352
231,151	6.373	01/01/33	233,643
1,089,545	5.552	02/01/33	1,092,306
4,418,701	5.362	03/01/33	4,417,226
76,563	4.525	04/01/33	76,841
271,594	5.458	04/01/33	277,849
1,434,340	3.957	05/01/33	1,447,570
4,628,490	4.764	05/01/33	4,676,617
490,362	5.046	05/01/33	495,831
2,668,800	3.862	07/01/33	2,691,230
1,997,320	4.337	08/01/33	2,012,998
51,808	5.456	08/01/33	52,321
210,618	4.260	01/01/34	213,680
37,855	5.920	02/01/34	38,456
3,070,990	4.693	10/01/34	3,109,387
1,994,717	4.365	04/01/35	2,005,452
2,051,023	4.676	10/01/35	2,104,061
40,082	4.850	05/01/36	40,235
9,835	6.017	11/01/38	9,908
210,607	5.194	06/01/40	211,736

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$772,442	5.176%	07/01/40	$790,772
28,364	4.994	02/01/41	28,263

			65,635,087

Adjustable Rate GNMA(a) — 5.5%
3,427,476	4.750	04/20/34	3,401,333
14,214,719	5.500	08/20/34	14,291,621
2,078,538	5.625	08/20/34	2,092,215
4,764,517	4.750	12/20/34	4,764,133

			24,549,302

FHLMC — 3.5%
302,445	7.000	02/01/09	306,113
166,630	7.000	03/01/09	169,924
318,027	7.000	04/01/09	321,013
170,965	7.000	05/01/09	175,087
187,241	7.000	06/01/09	191,756
65,493	7.500	06/01/09	66,171
170,484	6.500	03/01/13	176,687
253,756	6.500	04/01/13	262,988
133,049	6.500	05/01/13	137,890
333,722	6.500	06/01/13	345,864
645,151	5.000	12/01/13	649,245
725,096	4.000	01/01/14	713,702
2,193,600	8.000	12/01/15	2,301,817
448,390	6.000	05/01/17	460,633
531,874	7.000	04/01/21	561,503
289,839	7.000	08/01/21	305,986
2,160,298	7.000	03/01/22	2,280,649
773,922	7.000	05/01/22	817,037
3,029,734	7.000	06/01/22	3,198,521
39,219	7.000	12/01/25	41,704
1,749,731	7.000	11/01/37	1,834,966

			15,319,256

FNMA — 25.6%
4,706,745	4.000	05/01/10	4,692,340
5,412,057	4.000	06/01/10	5,396,539
820,301	6.000	09/01/11	839,506
1,037,503	6.500	04/01/12	1,083,857
2,243,204	6.000	05/01/12	2,296,317
460,995	6.500	05/01/12	481,801
1,657,765	6.000	06/01/12	1,697,016
565,729	6.500	06/01/12	591,733
8,036,958	5.500	01/01/13	8,172,644
1,894,490	4.500	08/01/13	1,885,945
8,424,921	4.500	09/01/13	8,394,458
927,796	8.000	01/01/16	978,658
800,175	7.000	03/01/17	839,519
209,331	7.000	05/01/17	219,624
7,815,792	5.500	03/01/18	7,927,864
927,428	5.500	04/01/18	940,727
274,679	7.000	07/01/21	290,264
432,425	7.000	11/01/21	456,960
157,841	7.000	12/01/21	166,797
408,169	7.000	01/01/22	431,327
82,509	7.000	02/01/22	87,191
264,781	7.000	01/01/28	280,144

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$343,458	6.500%		04/01/33	$356,112
32,633	7.000		09/01/36	34,214
471,104	5.000		01/01/37	452,564
942,923	7.000		01/01/37	989,409
502,983	7.000		03/01/37	527,359
23,173,556	7.000		04/01/37	24,296,568
28,663	7.000		08/01/37	30,052
671,489	6.500		10/01/37	692,250
14,508,373	7.500		10/01/37	15,164,594
8,491,983	8.000		10/01/37	8,963,052
10,031,153	7.000		11/01/37	10,526,073
515,819	5.000		03/01/38	494,873
940,898	7.000		03/01/38	987,336
2,000,000	6.500		TBA-15yr(e)	2,058,750

				113,724,437

GNMA — 0.1%
46,485	7.000		12/15/25	49,723
122,047	7.000		04/15/26	129,926

				179,649

TOTAL FEDERAL AGENCIES				$243,437,439

TOTAL MORTGAGE-BACKED OBLIGATIONS				$291,720,914

Agency Debentures — 12.3%
FHLB
$10,000,000	5.125	%(f)(g)	12/29/08	$10,118,470
20,000,000	5.250		01/16/09	20,258,380
7,900,000	3.250		03/11/11	7,851,320
FHLMC(f)
16,223,000	5.400		07/16/09	16,241,722

TOTAL AGENCY DEBENTURES				$54,469,892

U.S. Treasury Obligations(f) — 3.8%
United States Treasury Bond
$7,400,000	8.125%		08/15/19	$9,883,625
United States Treasury Inflation Protected Securities
6,941,039	3.875		01/15/09	7,163,368

TOTAL U.S. TREASURY OBLIGATIONS				$17,046,993

Asset-Backed Security(a) — 0.1%
Home Equity — 0.1%
$848,901	2.691%		12/15/29	$550,259

Municipal Bonds(a) — 4.3%
New York — 4.3%
Triborough Bridge & Tunnel Authority VRDN RB Series 2001 B (AMBAC)
$19,230,000	7.750%		01/01/32	$19,230,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT AND SECURITIES LENDING COLLATERAL — 86.3%				$383,018,058

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(h) — 13.5%
Joint Repurchase Agreement Account II
$59,900,000	2.666%	07/01/08	$59,900,000
Maturity Value: $59,904,433

	Interest
Shares	Rate	Value
Securities Lending Collateral(a) — 8.0%
State Street Navigator Securities Lending Prime Portfolio
34,568,338	2.660%	$35,276,382

TOTAL INVESTMENTS — 107.8%		$478,194,440

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(34,636,119)

NET ASSETS — 100.0%		$443,558,321

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment Advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,158,938, which represents approximately 0.5% of net assets as of June 30, 2008.
(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $2,058,750 which represents approximately 0.5% of net assets as of June 30, 2008.
(f) All or a portion of security is on loan.
(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(h) Joint repurchase agreement was entered into on June 30, 2008. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	42	September 2008	10,192,350	$(12,218)
Eurodollars	(210)	June 2009	(50,646,750)	123,246
Eurodollars	(295)	September 2009	(70,958,563)	189,673
Eurodollars	(267)	December 2009	(64,036,613)	275,038
Eurodollars	(57)	March 2010	(13,643,663)	(57,488)
Federal Funds	1	September 2008	407,824	772
Federal Funds	98	November 2008	39,885,107	6,001
U.S. Treasury Bonds	92	September 2008	10,634,625	91,208
2 Year U.S. Treasury Notes	681	September 2008	143,829,329	670,190
5 Year U.S. Treasury Notes	(185)	September 2008	(20,452,617)	(248,002)
10 Year U.S. Treasury Notes	(145)	September 2008	(16,518,672)	(237,167)

TOTAL				$801,253

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
INTEREST RATE SWAP CONTRACTS — At June 30, 2008, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments	Upfront Payments
	Amount		Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$41,000		11/12/19	3 month LIBOR	5.069%	$—	$(1,333,539)
	3,600	(a)	12/17/28	5.000%	3 month LIBOR	52,388	(56,110)
Bear Stearns & Co., Inc.	5,400		08/20/12	3 month LIBOR	5.282	—	(343,620)
Credit Suisse First Boston Corp.	1,100	(a)	12/17/23	3 month LIBOR	4.750	13,511	9,419
	1,000	(a)	12/17/38	5.000	3 month LIBOR	(9,021)	3,446
Deutsche Bank Securities, Inc.	3,430	(a)	12/24/10	3 month LIBOR	3.780	—	10,950
	5,260	(a)	12/29/10	3 month LIBOR	3.868	—	9,150
	3,450	(a)	12/29/10	3 month LIBOR	4.000	—	(2,602)
	8,140	(a)	01/07/11	3 month LIBOR	3.658	—	48,777
	3,810	(a)	01/28/11	3 month LIBOR	3.161	—	61,357
	3,000	(a)	12/24/15	4.520	3 month LIBOR	—	(20,656)
	4,600	(a)	12/29/15	4.630	3 month LIBOR	—	(2,606)
	3,000	(a)	12/29/15	4.745	3 month LIBOR	—	18,594
	7,100	(a)	01/07/16	4.487	3 month LIBOR	—	(66,772)
	3,300	(a)	01/28/16	4.224	3 month LIBOR	—	(85,238)
	2,100	(a)	12/17/18	4.750	3 month LIBOR	(33,579)	24,377
	2,000	(a)	12/17/28	3 month LIBOR	5.000	40,100	(38,032)
	820	(a)	12/24/38	3 month LIBOR	5.011	—	3,488
	1,270	(a)	12/29/38	3 month LIBOR	5.121	—	(15,951)
	830	(a)	12/29/38	3 month LIBOR	5.215	—	(22,326)
	1,950	(a)	01/07/39	3 month LIBOR	5.017	—	7,674
	910	(a)	01/28/39	3 month LIBOR	4.939	—	15,226
JPMorgan Securities, Inc.	38,000	(a)	12/17/13	3 month LIBOR	4.250	(265,601)	632,615
	48,900	(a)	12/17/15	4.500	3 month LIBOR	194,429	(571,272)
	7,400	(a)	12/17/18	3 month LIBOR	4.750	(62,696)	95,122
	9,000	(a)	12/17/18	4.750	3 month LIBOR	32,440	(71,877)
	3,600	(a)	12/17/23	3 month LIBOR	4.750	46,257	28,786
	9,000	(a)	12/17/28	3 month LIBOR	5.000	(70,674)	79,980
	4,000	(a)	12/17/28	5.000	3 month LIBOR	(17,467)	13,331
	1,900	(a)	12/17/38	5.000	3 month LIBOR	(17,870)	7,277

TOTAL						$(97,783)	$(1,561,032)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2008.
TAX INFORMATION — At June 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$484,386,083

Gross unrealized gain	2,999,508
Gross unrealized loss	(9,191,151)

Net unrealized security loss	$(6,191,643)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The Funds’ investments for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”), believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.
Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which provides guidance in using fair value to measure assets and liabilities. The Funds adopted FAS 157 as of the beginning of April 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1- Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2- Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3- Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Enhanced Income
		Other		Other
	Investments in Securities	Investments-	Investments in Securities	Investments-
Level	Long-Assets	Assets	Short-Liabilities	Liabilities
Level 1	$6,947,678	$643,588	$—	$(211,405)
Level 2	271,550,373	—	—	—
Level 3	—	—	—	—
Total	$278,498,051	$643,588	$—	$(211,405)

	Government Income
		Other		Other
	Investments in Securities	Investments-	Investments in Securities	Investments-
Level	Long-Assets	Assets	Short-Liabilities	Liabilities
Level 1	$101,752,938	$2,891,369	$—	$(846,476)
Level 2	982,983,596	5,672,898	(47,310,000)	(7,603,769)
Level 3	—	—	—	—
Total	$1,084,736,534	$8,564,267	$(47,310,000)	$(8,450,245)

	Inflation Protected Securities
		Other		Other
	Investments in Securities	Investments-	Investments in Securities	Investments-
Level	Long-Assets	Assets	Short-Liabilities	Liabilities
Level 1	$51,205,235	$11,221	$—	$(20,607)
Level 2	2,925,000	2,319	—	(4,454)
Level 3	—	—	—	—
Total	$54,130,235	$13,540	$—	$(25,061)

	Short Duration Government
		Other		Other
	Investments in Securities	Investments-	Investments in Securities	Investments-
Level	Long-Assets	Assets	Short-Liabilities	Liabilities
Level 1	$239,368,170	$3,452,409	$—	$(1,312,158)
Level 2	1,197,023,350	2,197,531	—	(1,393,841)
Level 3	—	—	—	—
Total	$1,436,391,520	$5,649,940	$—	$(2,705,999)

	Ultra-Short Duration Government
		Other		Other
	Investments in Securities	Investments-	Investments in Securities	Investments-
Level	Long-Assets	Assets	Short-Liabilities	Liabilities
Level 1	$52,323,375	$1,356,128	$—	$(554,875)
Level 2	425,871,065	684,003	—	(2,342,818)
Level 3	—	—	—	—
Total	$478,194,440	$2,040,131	$—	$(2,897,693)

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Forward Sales Contracts — The Funds may enter into forward security sales of mortgage-backed securities in which the Funds sell securities in the current month for delivery of securities defined by pool stipulated characteristics on a specified future date. The value of the contract is recorded as an asset and a liability on the Funds’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Mortgage- and Asset-Backed Securities— The Funds may invest in mortgage and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, Real Estate Mortgage Investment Conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of some mortgage- and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities present credit risks that are generally not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage- and asset-backed securities may be supported by some

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’), from a pool of mortgage loans. Payment received for IO’s are included in interest income on the Funds’ Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for PO’s, typically monthly, are treated as reductions to the cost basis of the securities held. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.
Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2008, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount
Enhanced Income	$123,500,000

Government Income	36,600,000

Inflation Protected Securities	1,600,000

Short Duration Government	513,600,000

Ultra-Short Duration Government	59,900,000

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.75%	07/01/08	$2,000,152,778

Banc of America Securities LLC	3,945,000,000	2.65	07/01/08	3,945,290,396

Banc of America Securities LLC	500,000,000	2.25	07/01/08	500,031,250

Barclays Capital, Inc.	2,100,000,000	2.70	07/01/08	2,100,157,500

Credit Suisse Securities (USA) LLC	180,000,000	2.55	07/01/08	180,012,750

Deutsche Bank Securities, Inc.	3,500,000,000	2.70	07/01/08	3,500,262,500

Greenwich Capital Markets	375,000,000	2.75	07/01/08	375,028,646

JPMorgan Securities	2,500,000,000	2.70	07/01/08	2,500,187,500

Lehman Brothers Holdings, Inc.	4,423,900,000	2.65	07/01/08	4,424,225,648

Merrill Lynch & Co., Inc.	1,000,000,000	2.50	07/01/08	1,000,069,444

Morgan Stanley & Co.	500,000,000	2.50	07/01/08	500,034,722

UBS Securities LLC	4,000,000,000	2.70	07/01/08	4,000,300,000

TOTAL				$25,025,753,134

At June 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.270% to 3.500%, due 04/14/09 to 02/05/10; Federal Home Loan Mortgage Corp., 4.000% to 16.250%, due 11/01/08 to 04/01/38; Federal National Mortgage Association, 3.150% to 16.000%, due 07/01/08 to 07/01/48 and Government National Mortgage Association, 6.000%, due 01/15/38. The aggregate market value of the collateral, including accrued interest, was $25,578,123,127.
Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.
Securities Lending — The Funds may lend their securities through an agreement with their custodian, State Street Bank and Trust Company (“SSB”). In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, in accordance with the Funds’ valuation policies or, if applicable, by the valuation procedures established by the Trust’s Board of Trustees, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the State Street Navigator Securities Lending Prime Portfolio (the “Portfolio”). The Portfolio is a private, registered money market fund and is managed by State Street Global Advisors (“SSgA”). The Portfolio has been established primarily for the investment of cash collateral on behalf of funds participating in SSB’s securities lending program and complies with the requirements of Rule 2a-7 of the Investment Company Act of 1940. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSB receive compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized on the Statements of Assets and Liabilities. When entering into swap contracts, the Funds must “set aside” liquid assets or engage in other appropriate measures to “cover” its obligations under the swap contract. The Funds may invest in the following type of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or models prices and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains from swaps on the Statements of Operations.
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (TIPS), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (“CPIU”). The adjustments to principal due to inflation are reflected as interest income on the Statements of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	August 29, 2008

* Print the name and title of each signing officer under his or her signature.